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                                   MAS FUNDS

                    Supplement dated January 8, 2001 to the
            Institutional Class Prospectus dated January 31, 2000
                       (as revised September 15, 2000),
                Adviser Class Prospectus dated January 31, 2000
                         (as revised October 6, 2000),
            and Investment Class Prospectus dated January 31, 2000

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

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                       PORTFOLIO MANAGEMENT TEAM CHANGES

     Effective January 5, Robert J. Marcin has retired from Miller Anderson & Sherrerd, LLP, and is no longer serving as a member of the portfolio management teams for the MAS Funds Equity and Value Portfolios. Steven Epstein, Brian Kramp and Eric F. Scharpf will join the management team for the Value Portfolio. Please see the Prospectuses for biographical information about Mr. Epstein, Mr. Kramp, and Mr. Scharpf.

     In the Institutional Class Prospectus, pages 2, 7 and 44 are hereby amended to delete references to Robert J. Marcin, and pages 7, 43, 44 and 45 are hereby amended to reflect the fact that Messrs. Epstein, Kramp and Scharpf have joined the portfolio management team for the Value Portfolio.

     In the Adviser Class Prospectus, pages 2, 9 and 33 are hereby amended to delete references to Robert J. Marcin, and pages 9, 32 and 33 are hereby amended to reflect the fact that Messrs. Epstein, Kramp and Scharpf have joined the portfolio management team for the Value Portfolio.

     In the Investment Class Prospectus, pages 2, 4 and 22 are hereby amended to delete references to Robert J. Marcin, and pages 4, 22 and 23 are hereby amended to reflect the fact that Messrs. Epstein, Kramp and Scharpf have joined the portfolio management team for the Value Portfolio.



                       PLEASE RETAIN FOR FUTURE REFERENCE